INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of significant components of the deferred tax assets and liabilities

	As of December 31,
	2020	2019
	US$	US$
Deferred tax assets
Net operating loss carry forwards	439,629	199,827
Valuation allowance	(439,629)	(199,827)
Total deferred tax assets	—	—

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes

	For the years ended December 31,
	2020	2019
	US$	US$

Net income before provision for income taxes	(1,651,273)	482,970
Statutory tax rates in the PRC	25%	25%
Income tax at statutory tax rate	(412,817)	120,743
Expenses not deductible for tax purposes:
Entertainment expenses exceeded tax limit	—	18
Exempted taxable income	(1,648)	—
Effect of income tax rate difference in other jurisdiction	174,663	(191,895)
Changes in valuation allowance	239,802	71,134
Income tax benefits	—	—